FAIR VALUE (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013
Fair Value Disclosures [Abstract]
Schedule of fair Value Measurements of Common Stock Warrants Using Significant Unobservable Inputs (Level 3)

	Nine Month Periods Ended June 30,
	2014	2013
Balance at October 1, 2013 and 2012	$2,643,449	$—
Issuance of Series A and B Warrants	—	1,181,324
Adjustment resulting from change in fair value(a)	1,663,316	6,145,229
Reclassification to equity upon exercise	(2,455,042)	(7,326,553)
Balance at June 30,	$1,851,723	$—

(a)
  Adjustment resulting from change in fair value is the amount of total gains or losses for the period attributable to the change in unrealized gains or losses relating to warrant liabilities held at the reporting date and realized gains or losses at the date of exercise. The gain or loss is recorded in change in fair value of warrant liability in the accompanying condensed consolidated statements of operations.

	Year Ended September 30,
	2013	2012
Balance at October 1,	$—	$—
Issuance of Series A and B Warrants	2,461,856	—
Adjustment resulting from change in value recognized in earnings(a)	7,508,146	—
Reclassification to equity upon exercise	(7,326,553)	—
Balance at September 30,	$2,643,449	$—

(a)
  Adjustment resulting from change in fair value is the amount of total gains or losses for the period attributable to the change in unrealized gains or losses relating to liabilities held at the reporting date. The unrealized gain or loss is recorded in change in fair value of warrant liability in the accompanying condensed consolidated statements of operations.